EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
EXPLORATION AND EVALUATION ASSETS [Text Block]
6.	EXPLORATION AND EVALUATION ASSETS

a.	Casino ( 100% - Yukon, Canada)

The Company’s only exploration and evaluation asset is the wholly-owned Casino Project. The Casino Project is a large copper-gold porphyry deposit located in Yukon, Canada.

All claims comprising the Casino Project are subject to a 2.75% net smelter returns royalty (the “NSR Royalty”) on the future sale of any metals and minerals derived therefrom.

As part of a separate agreement, Western is required to make a payment of $1 million upon making a production decision on the Casino Project.

b.	Exploration and evaluation expenditures

$

DECEMBER 31, 2015	36,389,795

Acquisition costs	617,767
Claims maintenance	21,314
Engineering	337,039
Permitting	766,263
Salary and wages	540,744
Share-based payments	49,396

DECEMBER 31, 2016	38,722,318

Claims maintenance	10,605
Engineering	183,165
Permitting	1,317,578
Salary and wages	347,887
Share-based payments	68,994

DECEMBER 31, 2017	40,650,547